Shareholder Fees	Apr. 28, 2026
SPIRIT OF AMERICA REAL ESTATE INCOME AND GROWTH FUND | SPIRIT OF AMERICA REAL ESTATE INCOME AND GROWTH FUND CLASS A
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.25%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	1.00%	[1]
Redemption Fee (as a percentage of Amount Redeemed)	0.00%
SPIRIT OF AMERICA REAL ESTATE INCOME AND GROWTH FUND | SPIRIT OF AMERICA REAL ESTATE INCOME AND GROWTH FUND CLASS C
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	1.00%	[1]
Redemption Fee (as a percentage of Amount Redeemed)	0.00%
SPIRIT OF AMERICA REAL ESTATE INCOME AND GROWTH FUND | SPIRIT OF AMERICA REAL ESTATE INCOME AND GROWTH FUND Institutional Shares
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	[1]
Redemption Fee (as a percentage of Amount Redeemed)	0.00%
SPIRIT OF AMERICA LARGE CAP VALUE FUND | SPIRIT OF AMERICA LARGE CAP VALUE FUND CLASS A
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.25%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	1.00%	[2]
Redemption Fee (as a percentage of Amount Redeemed)	0.00%
SPIRIT OF AMERICA LARGE CAP VALUE FUND | SPIRIT OF AMERICA LARGE CAP VALUE FUND CLASS C
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	1.00%	[2]
Redemption Fee (as a percentage of Amount Redeemed)	0.00%
SPIRIT OF AMERICA LARGE CAP VALUE FUND | SPIRIT OF AMERICA LARGE CAP VALUE FUND Institutional Shares
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	[2]
Redemption Fee (as a percentage of Amount Redeemed)	0.00%
Spirit of America Municipal Tax Free Bond Fund | Spirit of America Municipal Tax Free Bond Fund Class A Shares
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	4.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	1.00%	[3]
Redemption Fee (as a percentage of Amount Redeemed)	0.00%
Spirit of America Municipal Tax Free Bond Fund | Spirit of America Municipal Tax Free Bond Fund Class C
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	1.00%	[3]
Redemption Fee (as a percentage of Amount Redeemed)	0.00%
Spirit of America Municipal Tax Free Bond Fund | Spirit of America Municipal Tax Free Bond Fund Institutional Shares
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	[3]
Redemption Fee (as a percentage of Amount Redeemed)	0.00%
Spirit of America Income Fund | Spirit of America Income Fund Class A
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	4.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	1.00%	[4]
Redemption Fee (as a percentage of Amount Redeemed)	0.00%
Spirit of America Income Fund | Spirit of America Income Fund Class C
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	1.00%	[4]
Redemption Fee (as a percentage of Amount Redeemed)	0.00%
Spirit of America Income Fund | Spirit of America Income Fund Institutional Shares
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	[4]
Redemption Fee (as a percentage of Amount Redeemed)	0.00%
Spirit of America Utilities Fund | Spirit of America Utilities Fund Class A Shares
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	1.00%	[5]
Redemption Fee (as a percentage of Amount Redeemed)	0.00%
Spirit of America Utilities Fund | Spirit of America Utilities Fund Class C Shares
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	1.00%	[5]
Redemption Fee (as a percentage of Amount Redeemed)	0.00%
Spirit of America Utilities Fund | Spirit of America Utilities Fund Institutional Shares
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	[5]
Redemption Fee (as a percentage of Amount Redeemed)	0.00%

[1]	A Contingent Deferred Sales Charge (“CDSC”) of 1.00% may be imposed on redemptions of Class A Shares that were purchased within one year of the redemption date where an indirect commission was paid. CDSC on Class C Shares applies to shares sold within 13 months of purchase.
[2]	A Contingent Deferred Sales Charge (“CDSC”) of 1.00% may be imposed on redemptions of Class A Shares that were purchased within one year of the redemption date where an indirect commission was paid. CDSC on Class C Shares applies to shares sold within 13 months of purchase.
[3]	A Contingent Deferred Sales Charge (“CDSC”) of 1.00% may be imposed on redemptions of Class A Shares that were purchased within one year of the redemption date where an indirect commission was paid. CDSC on Class C Shares applies to shares sold within 13 months of purchase.
[4]	A Contingent Deferred Sales Charge (“CDSC”) of 1.00% may be imposed on redemptions of Class A Shares that were purchased within one year of the redemption date where an indirect commission was paid. CDSC on Class C Shares applies to shares sold within 13 months of purchase.
[5]	A Contingent Deferred Sales Charge (“CDSC”) of 1.00% may be imposed on redemptions of Class A shares that were purchased within one year of the redemption date where an indirect commission was paid. CDSC on Class C Shares applies to shares sold within 13 months of purchase.